Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000246764 [Member]
Shareholder Report [Line Items]
Fund Name	iShares International Dividend Active ETF
Class Name	iShares International Dividend Active ETF
Trading Symbol	BIDD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares International Dividend Active ETF (the “Fund”) (formerly known as BlackRock International Dividend ETF) for the period of June 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 474‑2737.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 474‑2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the period ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Dividend Active ETF	$59	0.65%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.65% [1]
Factors Affecting Performance [Text Block]
How did the Fund perform during the period ?
  For the period beginning May 1, 2024 and ended April 30, 2025, the Fund returned 5.46%.
  For the same period, the MSCI ACWI ex USA Index returned 11.93%.
What contributed to performance?
Contributions were led by energy exposure as sentiment around the sector was boosted by expectations for a more favorable regulatory environment given the U.S. presidential election outcome. Positioning in materials and an underweight to real estate also contributed. At the individual stock level, Sony led contributions, driven by strong results in its core Games, Music and Studio businesses. Sony is a high-quality company with pricing power and is relatively insulated from tariffs as a provider of services rather than goods. TSMC was another standout as the semiconductor manufacturer has been a key beneficiary of rising demand for artificial intelligence (“AI”) chips. Late in the period, the stock faced headwinds from tariff concerns and a more clouded outlook for AI-related spending. Global data and analytics provider RELX outperformed on solid revenue growth and margin expansion across its Scientific, Technical and Medical, Risk, and Legal divisions. In addition, its launch of the ScienceDirect AI research tool and broader investment in data and AI tools highlighted the company's long-term growth potential.
What detracted from performance?
Stock selection in consumer staples and health care weighed most heavily on performance. At the individual stock level, Danish pharmaceutical company Novo Nordisk was the largest detractor as the market was disappointed by lower-than-expected weight loss results from its CagriSema clinical trials. The company remains well positioned to benefit from growth in the obesity treatment market. LVMH also detracted as results for the global luxury brand were challenged by China’s deflationary environment and a recent slowdown in U.S. consumer demand. While LVMH remains a well-diversified conglomerate, its ability to maintain pricing power in a slowing sales environment for luxury goods will bear monitoring. Mining and minerals company Teck Resources underperformed as its new copper mine in Chile has faced operational setbacks along with production headwinds from that country’s nationwide blackout. More broadly, tariff and global growth concerns have weighed on copper company stocks.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2015 through April 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.46%	9.29%	4.71%
MSCI ACWI ex USA Index	11.93	10.09	4.83

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 724,369,748
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 3,802,458
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$724,369,748
Number of Portfolio Holdings	40
Net Investment Advisory Fees	$3,802,458
Portfolio Turnover Rate	59%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2025)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United Kingdom	16.7%
Germany	11.2%
France	10.1%
Japan	8.3%
United States	7.0%
Switzerland	6.8%
Canada	6.7%
Taiwan	6.1%
Netherlands	5.4%
Sweden	4.3%
Other#	17.1%
Other Assets Less Liabilities	0.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Shell PLC	3.9%
Air Liquide SA	3.8%
HDFC Bank Ltd.	3.6%
AstraZeneca PLC	3.4%
RELX PLC	3.3%
FinecoBank Banca Fineco SpA	3.3%
Koninklijke KPN NV	3.2%
SAP SE	3.2%
Sony Group Corp.	3.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	4.7%
Shell PLC	3.9%
Air Liquide SA	3.8%
HDFC Bank Ltd.	3.6%
AstraZeneca PLC	3.4%
RELX PLC	3.3%
FinecoBank Banca Fineco SpA	3.3%
Koninklijke KPN NV	3.2%
SAP SE	3.2%
Sony Group Corp.	3.2%
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.
On November 15, 2024, BlackRock International Dividend Fund was reorganized into BlackRock International Dividend ETF, which has a fiscal year end of April 30.
On July 30, 2024, the Fund’s Board approved a change in the name of the Fund from BlackRock International Dividend ETF to iShares International Dividend Active ETF. This change became effective on February 19, 2025.

Material Fund Change Name [Text Block]
On July 30, 2024, the Fund’s Board approved a change in the name of the Fund from BlackRock International Dividend ETF to iShares International Dividend Active ETF. This change became effective on February 19, 2025.

Summary of Change Legend [Text Block]
This is a summary of changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 474-2737.

Updated Prospectus Phone Number	(800) 474-2737
Updated Prospectus Web Address	blackrock.com/fundreports

[1]	Annualized.